ACCRUED EXPENSES, INCOME TAXES PAYABLE AND OTHER CURRENT LIABILITIES	3 Months Ended
Dec. 31, 2013
ACCRUED EXPENSES, INCOME TAXES PAYABLE AND OTHER CURRENT LIABILITIES [Abstract]
ACCRUED EXPENSES, INCOME TAXES PAYABLE AND OTHER CURRENT LIABILITIES

6. ACCRUED EXPENSES, INCOME TAXES PAYABLE AND OTHER CURRENT LIABILITIES

Accrued expenses, income taxes payable and other current liabilities consisted of the following:

	December 31, 2013	September 30, 2013

Accrued compensation	$12,080	$24,601
Goods and services received, not yet invoiced	3,396	4,681
Deferred revenue and customer advances	549	458
Warranty accrual	271	324
Income taxes payable	8,063	6,931
Taxes, other than income taxes	1,092	951
Other	3,052	1,953
Total	$28,503	$39,899

The decrease in accrued compensation was primarily due to the payment of our annual incentive bonus program earned in fiscal 2013, partially offset by one quarter of accrual under our annual incentive bonus program related to fiscal 2014.